Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Key Revenues Streams

Key revenues streams are as below:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Insurance transaction services income	3,275,182	3,447,354	2,989,775
SaaS and technical service income	25,051	20,773	14,118
Others	1,185	5,012	5,952
Total	3,301,418	3,473,139	3,009,845